Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
11.30 Fidelity Advisor Dividend Growth Fund - AMCIZ PRO-14
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to theFidelity Advisor® Dividend Growth FundClass A, Class M, Class C, Class I and Class ZJanuary 29, 2021Prospectus
11.30 Fidelity Advisor Dividend Growth Fund - AMCIZ PRO-14 | Fidelity Advisor® Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing primarily in companies that currently pay, or have a historical record of paying, dividends.